Eaton Vance

Atlanta Capital Focused Growth Fund

December 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value
Capital Markets — 4.1%
Intercontinental Exchange, Inc.	137,977	$15,907,368

		$15,907,368

Chemicals — 7.7%
Ecolab, Inc.	69,765	$15,094,355
Linde PLC	56,533	14,897,011

		$29,991,366

Electronic Equipment, Instruments & Components — 4.4%
Amphenol Corp., Class A	130,087	$17,011,477

		$17,011,477

Equity Real Estate Investment Trusts (REITs) — 4.1%
American Tower Corp.	71,567	$16,063,929

		$16,063,929

Health Care Equipment & Supplies — 6.6%
Danaher Corp.	116,793	$25,944,397

		$25,944,397

Insurance — 2.5%
Marsh & McLennan Cos., Inc.	83,805	$9,805,185

		$9,805,185

Interactive Media & Services — 12.3%
Alphabet, Inc., Class C(1)	17,457	$30,582,569
Facebook, Inc., Class A(1)	63,987	17,478,689

		$48,061,258

IT Services — 18.0%
Fiserv, Inc.(1)	156,800	$17,853,248
Gartner, Inc.(1)	52,308	8,379,219
Mastercard, Inc., Class A	41,934	14,967,922
Visa, Inc., Class A	131,951	28,861,642

		$70,062,031

Life Sciences Tools & Services — 5.3%
Thermo Fisher Scientific, Inc.	44,232	$20,602,381

		$20,602,381

Machinery — 4.9%
IDEX Corp.	30,876	$6,150,499
Xylem, Inc.	127,664	12,994,919

		$19,145,418

Security	Shares	Value
Multiline Retail — 3.9%
Dollar General Corp.	72,747	$15,298,694

		$15,298,694

Pharmaceuticals — 4.3%
Zoetis, Inc.	101,075	$16,727,912

		$16,727,912

Professional Services — 6.5%
IHS Markit, Ltd.	137,666	$12,366,537
Verisk Analytics, Inc.	62,993	13,076,717

		$25,443,254

Software — 9.8%
Intuit, Inc.	39,511	$15,008,254
Microsoft Corp.	104,865	23,324,073

		$38,332,327

Specialty Retail — 3.6%
TJX Cos., Inc. (The)	206,872	$14,127,289

		$14,127,289

Total Common Stocks (identified cost $268,757,784)		$382,524,286

Short-Term Investments — 2.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	7,847,723	$7,847,723

Total Short-Term Investments (identified cost $7,847,723)		$7,847,723

Total Investments — 100.0% (identified cost $276,605,507)		$390,372,009

Other Assets, Less Liabilities — (0.0)%(3)		$(19,703)

Net Assets — 100.0%		$390,352,306

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2020.

(3)	Amount is less than (0.05)%.

The Fund did not have any open derivative instruments at December 31, 2020.

At December 31, 2020, the value of the Fund’s investment in affiliated funds was $7,847,723, which represents 2.0% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended December 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$9,923,038	$20,830,317	$(22,905,632)	$188	$(188)	$7,847,723	$1,966	7,847,723

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$382,524,286	*	$—	$—	$382,524,286
Short-Term Investments	—		7,847,723	—	7,847,723
Total Investments	$382,524,286		$7,847,723	$—	$390,372,009

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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